REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
a.Reportable segments:
ASC 280, "Segment Reporting"' establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company's chief operating decision maker is its Chief Executive Officer. Selected reportable segment data includes the results of companies which were acquired in the years 2023, 2022 and 2021 respectively in the applicable segment.

	Year ended December 31, 2023
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,974,090	$403,418	$—	2,377,508

Operating income	$456,793	$129,023	$(150,589)	435,227

	Year ended December 31, 2022
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,768,804	$412,490	$—	$2,181,294

Operating income	$343,892	$159,298	$(168,017)	$335,173

	Year ended December 31, 2021
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,572,176	$348,974	$—	$1,921,150

Operating income	$316,760	$104,080	$(156,931)	$263,909

The following table presents property and equipment as of December 31, 2023 and 2022, based on operational segments:

	December 31,
	2023	2022
Customer Engagement	$132,824	$125,781
Financial Crime and Compliance	39,943	32,070
Non-allocated	1,647	1,434

	174,414	$159,285
b.Geographical information:
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year Ended December 31,
	2023	2022	2021
Americas, principally the US	$1,986,634	$1,802,192	$1,566,807
EMEA (*)	244,523	245,198	236,122
Israel	3,508	4,484	3,839
Asia Pacific	142,843	129,420	114,382

	$2,377,508	$2,181,294	$1,921,150
The following presents property and equipment and operating lease right-of-use assets as of December 31, 2023 and 2022, based on geographical areas:

	December 31,
	2023	2022
Americas, principally the US	$128,065	$127,289
EMEA (*)	10,145	4,669
Israel	122,940	112,702
Asia Pacific	17,829	17,518

	$278,979	$262,178
(*) Includes Europe, the Middle East (excluding Israel) and Africa.